Right-of-use assets - Amounts recognised in profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Right-of-use assets
Depreciation expense of right-of-use assets	€ 3,660	€ 1,807
Interest expenses on lease liabilities	865	339	€ 153
Rent expenses - short-term leases	1,695	185
Rent expense - leases of low-value assets	33	25
Total amounts recognized in profit or loss	6,253	2,356
Total cash outflows for leases	€ 6,746	€ 3,256